RECLAMATION PROVISION (Tables)	9 Months Ended
Sep. 30, 2023
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	September 30, 2023	December 31, 2022

Balance at beginning of the period	$445	$726
Changes in estimates	-	(364)
Unwinding of discount related to continuing operations	36	44
Effect of movements in exchange rates	63	39
Balance at end of the period	$544	$445